Investment In and Notes Receivable from Joint Venture	12 Months Ended
Dec. 31, 2011
Investment In and Notes Receivable from Joint Venture

Note 4—Investment In and Notes Receivable from Joint Venture

A legal entity is a variable interest entity (“VIE”) if the entity’s equity investment at risk does not provide its holders, as a group, with the power through voting or similar rights to direct the activities that most significantly impact the entity’s economic performance. We are required to consolidate VIEs if we have the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses of the entity or the right to receive benefits from the VIE that could potentially be significant to the VIE. If these conditions are met, we have a controlling financial interest and are the primary beneficiary of the VIE.

Once an entity is identified as a VIE, we perform a qualitative assessment to determine whether we are the primary beneficiary. A qualitative assessment begins with an understanding of nature of the risks in the entity as well as the nature of the entity’s activities, including terms of the contracts entered into by the entity, ownership interests issued by the entity, how they were marketed and the parties involved in the design of the entity. We then identify all of the variable interests held by parties involved with the VIE including, among other things, equity investments, debt financing, any financial and performance guarantees and significant contracted service providers. Once we identify the variable interests, we determine those activities that are most significant to the economic performance of the entity and which variable interest holder has the power to direct those activities.

The Company owned a 50% interest in TPDI that is recorded in our consolidated financial statements through the date of assignment to a subsidiary of the Quantum Pacific Group on March 30, 2011. The TPDI Joint Venture was formed with Transocean Offshore International Ventures Limited (“TOIVL”) to construct, own, and operate or charter two deepwater drillships, named the Dhirubai Deepwater KG1 (“KG1”) and Dhirubai Deepwater KG2 (“KG2”). Until the formation of the Joint Venture in 2007, both drillships under construction were owned by Pacific Drilling. KG1 started operating in July 2009 and KG2 started operating in March 2010.

The Joint Venture Shareholder Agreement defined the rights and restrictions with respect to the governance and management of TPDI. Among other things, the Joint Venture Shareholder Agreement provided that TOIVL may provide certain incidental general and administrative functions on behalf of TPDI, including procurement and payables, treasury and cash management, personnel and payroll and accounting. At inception, the Joint Venture Shareholders also entered into construction management agreements that provided TOIVL would design, construct, equip and test the TPDI deepwater drillships.

The Joint Venture Shareholders entered into a marketing agreement with TOIVL that granted TOIVL an exclusive right to market the TPDI deepwater drillships for use in any territory or region. The Joint Venture Shareholders also entered into an operating agreement with TOIVL that appointed TOIVL to act as the operator of the TPDI deepwater drillships, including day-to-day management and supervision and operating, maintenance, administrative and related services.

The Joint Venture Shareholder Agreement required Joint Venture Shareholders each provide capital or loans to the Company, to the extent expenditures were not funded by third-party indebtedness, in proportion to their respective ownership percentages to fund (1) all expenditures required to be made under various management service agreements, (2) any performance guarantees, surety bonds, or letters of credit, (3) an adequate level of working capital for the Company and (4) additional requirements agreed to by the Joint Venture Shareholders.

The Joint Venture Shareholders entered into an agreement under which Pacific Drilling, beginning on October 18, 2010, had the right to exchange its interest in the Joint Venture for shares of Transocean Ltd. or cash at a purchase price based on an appraisal of the fair value of the KG1 and KG2, subject to various customary adjustments.

We determined that the Joint Venture met the criteria of a VIE as TPDI’s equity investment at risk was not sufficient for the entity to finance its activities without additional subordinated financial support. We also determined that Transocean was the primary beneficiary for accounting purposes since Transocean a) had the power to direct the marketing and operating activities, which were the activities that most significantly impact TPDI’s economic performance and b) had the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result, we accounted for TPDI as an equity method investment in our consolidated financial statements.

At inception, the Joint Venture Shareholders entered into promissory note agreements with TPDI to fund the formation of the Joint Venture. The promissory notes accrued interest at LIBOR plus 2% per annum with semi-annual interest payments. The Joint Venture, upon providing written notice, was permitted to defer payment of interest (including any prior deferred interest) to the following interest payment date.

On September 4, 2009 and October 23, 2009, Pacific Drilling provided additional promissory notes of $10.0 million and $27.3 million, respectively, to the Joint Venture. During 2011 and 2010, the Joint Venture elected to defer interest payments due under the promissory notes.

The loans were scheduled to mature ten years after the date of the respective notes. The Joint Venture, upon providing written notice, was permitted to defer the maturity date for a period of up to ten years. The Joint Venture was not required to make any payments of principal or interest prior to the maturity date. The Joint Venture capitalized interest expense on the Shareholder promissory notes as a cost of property and equipment through the date the deepwater drillships were placed in service.

During 2009, the Joint Venture entered into interest rate swaps, which are designated as cash flow hedges of the future interest payments on variable rate borrowings under its bank credit facilities to reduce the variability of cash interest payments. As of December 31, 2010, the Joint Venture recorded $(34.9) million of accumulated other comprehensive (loss) income representing the effective portion of the cash flow hedges. Pacific Drilling recorded its 50% share of $(17.5) million as of December 31, 2010 in our consolidated financial statements. During the years ended December 31, 2011, 2010 and 2009, Pacific Drilling reclassified $3.0 million, $11.5 million and $6.4 million, respectively, of losses previously recognized as accumulated other comprehensive income to equity in earnings of Joint Venture. The Joint Venture recognizes gains and losses associated with the ineffective portion of the cash flow hedges in interest expense in the period in which they are realized. During the years ended December 31, 2011, 2010 and 2009, the Joint Venture recorded ineffectiveness gains (losses) of $0.6 million, $(0.3) million and $0.8 million, respectively, to interest expense.

In April 2010, Transocean Inc. (“Transocean”) and Pacific Drilling entered into a letter of credit fee agreement whereby Transocean agreed to provide a letter of credit as needed for purposes of TPDI’s compliance with terms under its bank credit facility. In return, Pacific Drilling agreed to pay Transocean its 50% share of a 4.2% per annum fee on the required letter of credit amount. During the years ended December 31, 2011 and 2010, Pacific Drilling incurred $0.3 million and $0.9 million, respectively, of fees related to this agreement that is recorded as interest expense in our consolidated statement of operations.

On March 30, 2011, the Company assigned its interests in TPDI’s equity, promissory notes to Joint Venture and accrued interest on promissory notes from Joint Venture to a subsidiary of the Quantum Pacific Group. The TPDI interests have been assigned on March 31, 2011, which date was used for convenience after our conclusion that there were no material intervening transactions between March 30, 2011 and March 31, 2011. The assignment was recorded and presented as a dividend in-kind within our consolidated financial statements.

Summarized TPDI consolidated balance sheets are as follows:

	March 31, 2011	December 31, 2010
	(In thousands)
Balance sheet:
Current assets	$193,479	$203,957
Property and equipment, net	1,421,215	1,430,961
Other assets	8,957	11,064

Total assets	$1,623,651	$1,645,982

Current liabilities	$275,022	$282,969
Long-term liabilities	1,216,010	1,274,523
Shareholders’ equity	132,619	88,490

Total liabilities and shareholders’ equity	$1,623,651	$1,645,982

Summarized TPDI consolidated results of operations are as follows:

	For the three months ended March 31, 2011	Years ended December 31,
		2010	2009
	(In thousands)
Income statement:
Operating revenues	$90,414	$304,092	$57,025
Operating expenses	35,492	129,214	35,677

Operating income	54,922	174,878	21,348
Interest expense, net	(13,958)	(52,762)	(10,706)
Other expense	(99)	(138)	(448)

Income before income taxes	40,865	121,978	10,194
Income tax expense	4,166	13,715	2,437

Net income	$36,699	$108,263	$7,757